Expense Example {- Fidelity® SAI U.S. Momentum Index Fund} - 07.31 Fidelity SAI U.S. Momentum Index Fund PRO-08 - Fidelity® SAI U.S. Momentum Index Fund - Fidelity SAI U.S. Momentum Index Fund - Default
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141